CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit (Loss) for the year	€ (74,826)	€ 3,802	€ (35,069)
Items of other comprehensive income that may be reclassified subsequently to the income statement
Currency translation differences		(327)	(1,006)
Other comprehensive Income (Loss)		(327)	(1,006)
Total comprehensive Income (Loss)	(74,826)	3,475	(36,075)
Attributable to equity holders of TiGenix	€ (74,826)	€ 3,475	€ (36,075)